Statements of Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statements Captions [Line Items]
General and administrative expenses	$ (17,870)	$ (30,244)	$ (45,326)
Other income (expenses), net	10,346	63,680	(7,963)
Interest income	132	49	85
Income (loss) before income tax	476	44,190	(49,975)
Consolidated net (loss) income	110	29,146	(50,448)
Other comprehensive (loss) income	4,906	13,549	(3,048)
Consolidated comprehensive (loss) income	5,016	42,695	(53,496)
Parent Company
Condensed Income Statements Captions [Line Items]
General and administrative expenses	(7,763)	(21,692)	(37,989)
Other income (expenses), net	(1,920)	71,798	(1,304)
Interest income	1	1	1
Income (loss) before income tax	(9,682)	50,107	(39,292)
Income (loss) before share of net profits of subsidiaries, net of income tax	(9,682)	50,107	(39,292)
Share of net (losses) profits of subsidiaries, net of income tax	9,792	(20,961)	(11,156)
Consolidated net (loss) income	110	29,146	(50,448)
Foreign currency translation adjustment	4,906	13,550	(3,049)
Other comprehensive (loss) income	4,906	13,550	(3,049)
Consolidated comprehensive (loss) income	$ 5,016	$ 42,696	$ (53,497)